Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel

February 6, 2017

Via EDGAR

Mr. Trace Rakestraw
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:    Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Post-Effective Amendment No. 194 to the Registration Statement on Form N-1A

Dear Mr. Rakestraw,
Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Registrant is filing the Amendment for the limited purpose of adding disclosure of sales charge waivers that apply to Merrill Lynch customers and accordingly, pursuant to Investment Company Act Release No. 13768 (February 15, 1984) and Division of Investment Management Guidance No. 2016-06 (December 2016), is seeking selective review. The differences relevant to this filing and the recently reviewed annual update for the Registrant’s Funds with an August 31 fiscal year end are limited; they include the new sales charge waiver language for Merrill Lynch customers and updates reflected in supplements to the Registrant's prospectus and statement of additional information filed on January 13, 2017 and January 30, 2017 (the changes disclosed in those supplements have been incorporated into this Amendment). The Merrill Lynch sales load waiver language has been included in several other filings with the Commission (see for example, Accession Numbers 0001104659-16-163379 (Alger Global Growth Fund), 0001104659-17-002585 (Victory Portfolios), 0001133228-17-000235 (American Beacon Funds), 0001104659-17-004586 (Morgan Stanley Institutional Fund, Inc.), and 0001193125-17-027055 (Ridgeworth Funds).
Pursuant to Division of Investment Management Guidance No. 2016-06 (December 2016), the Registrant will file separate correspondence requesting template filing relief and that the Amendment be considered the template and that the sales load waiver language changes be incorporated into a replicate filing submitted pursuant to Rule 485(b) under the 1933 Act for the Registrant’s funds with an October 31 fiscal end.
The Amendment consists of the following: (1) facing page; (2) Part A (a prospectus for Classes A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares); (3) Part B (a Statement of Additional Information that includes each of the Registrant’s series with an August 31 fiscal year end); (4) Part C; and (5) signature pages.
Please call me at 515-235-9154 or Britney Schnathorst at 515-235-1209 if you have any questions.
Sincerely,
/s/ Jennifer Block
Jennifer Block
Assistant Counsel & Assistant Secretary, Registrant